Document and Entity Information Document	Oct. 14, 2026
Cover [Abstract]
Entity Central Index Key	0001101302
Entity Registrant Name	ENTEGRIS INC
Amendment Flag	false
Document Period End Date	Oct. 14, 2026
Title of 12(b) Security	Common stock, $0.01 par value per share
Entity Address, Address Line One	129 Concord Road,
Entity Address, City or Town	Billerica,
Entity Address, State or Province	MA
Entity File Number	001-32598
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Tax Identification Number	41-1941551
Entity Address, Postal Zip Code	01821
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
City Area Code	978
Local Phone Number	436-6500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false